Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Acquisition Activity
The number of acquisitions completed, and the related total consideration during 2020 and 2019 were as follows:

	Year ended December 31,

	2020		2019

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	2	166	4	1,049
Less: Cash acquired		(4)		(59)
Businesses acquired, net of cash	2	162	4	990
Investments in businesses	-	1	-	4
Contingent consideration payments		4		-
Asset acquisitions	-	-	1	4
	2	167	5	998

Summary of Net Assets Acquired
The details of net assets acquired were as follows:

	Year ended December 31,

	2020	2019
Cash and cash equivalents	4	59
Trade receivables	4	13
Prepaid expenses and other current assets	1	7
Current assets	9	79
Property and equipment	-	7
Computer software	25	78
Other identifiable intangible assets	23	309
Total assets	57	473
Payables and accruals	(7)	(29)
Deferred revenue	(6)	(25)
Other financial liabilities	(2)	(1)
Current liabilities	(15)	(55)
Provisions and other non-current liabilities	(2)	(5)
Deferred tax	(7)	(79)
Total liabilities	(24)	(139)
Net assets acquired	33	334
Goodwill	133	715
Total	166	1,049